TRADE PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
Trade payables	19,687	13,017
Customer online wallets	4,900	4,103
Other current liabilities	3,211	2,014
Accruals	826	97
Total	28,624	19,231
Of which: with related parties (Note 14)	3,729	1,479

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
Accrued salaries	640	232
Current tax liabilities	966	1,510
Others	1,605	272
Total	3,211	2,014